Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2055 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2055 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(8.68%)
Annual Return 2019	25.67%
Annual Return 2020	18.46%
Annual Return 2021	16.77%
Annual Return 2022	(18.07%)
Annual Return 2023	20.85%